Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 21,052	$ 17,203
Securities financing transactions	3,848	5,798
Over-the-counter debt instruments and other	3,284	5,698
Funding from UBS Group AG	7,104	5,342
Total other financial liabilities designated at fair value	$ 35,287	$ 34,041